Income Tax (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Income Tax Disclosure [Abstract]
Federal
State
Federal	(1,145,726)	(69,745)
State
Change in valuation allowance	1,145,726	69,745
Income tax provision